Discontinued Operations - Summary of Operating Results (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of tax	$ 4,579	$ 2,139	$ 374	$ 32,644	$ (6,150)	$ 17,159	$ 7,759	$ (74,939)	$ 39,736	$ (56,171)	$ 4,723
Exit of Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									72,693	152,325	163,359
Cost of sales (excluding depreciation and amortization expense)									41,329	153,645	190,015
Selling, general and administrative									5,393	10,048	12,709
Depreciation and amortization									5,653	5,949	11,871
Long-lived asset impairment									0	69,431	0
Recovery attributable to expropriation									(16,514)	(33,124)	(50,074)
Restructuring and other charges									(439)	8,154	785
Interest expense									0	17	(1)
Other (income) expense, net									(2,618)	(6,199)	(6,772)
Provision for (benefit from) income taxes									153	575	103
Income (loss) from discontinued operations, net of tax									39,736	(56,171)	4,723
Exit of Business | Belleli EPC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									72,693	123,856	103,221
Cost of sales (excluding depreciation and amortization expense)									41,329	126,322	134,846
Selling, general and administrative									5,262	8,500	9,913
Depreciation and amortization									5,653	5,088	8,483
Long-lived asset impairment									0	651	0
Recovery attributable to expropriation									0	0	0
Restructuring and other charges									(439)	5,419	0
Interest expense									0	0	0
Other (income) expense, net									539	(42)	(78)
Provision for (benefit from) income taxes									153	518	108
Income (loss) from discontinued operations, net of tax									20,196	(22,600)	(50,051)
Disposed of by sale | Venezuela
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue									0	0	0
Cost of sales (excluding depreciation and amortization expense)									0	0	0
Selling, general and administrative									131	54	185
Depreciation and amortization									0	0	0
Long-lived asset impairment									0	0	0
Recovery attributable to expropriation									(16,514)	(33,124)	(50,074)
Restructuring and other charges									0	0	0
Interest expense									0	0	0
Other (income) expense, net									(3,157)	(5,966)	(6,243)
Provision for (benefit from) income taxes									0	0	0
Income (loss) from discontinued operations, net of tax									$ 19,540	39,036	56,132
Disposed of by sale | Belleli CPE
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue										28,469	60,138
Cost of sales (excluding depreciation and amortization expense)										27,323	55,169
Selling, general and administrative										1,494	2,611
Depreciation and amortization										861	3,388
Long-lived asset impairment										68,780	0
Recovery attributable to expropriation										0	0
Restructuring and other charges										2,735	785
Interest expense										17	(1)
Other (income) expense, net										(191)	(451)
Provision for (benefit from) income taxes										57	(5)
Income (loss) from discontinued operations, net of tax										$ (72,607)	$ (1,358)